UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended September 30, 1999.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greenlight Capital, Inc.
Address:       420 Lexington Avenue, Suite 875
               New York, NY   11111

13F File Number:    28-7484

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeff Keswin
Title:         Co-President
Phone:         (212) 973-1900
Signature, Place, and Date of Signing:

      /s/ Jeff Keswin         New York, New York       November 12, 1999
      ---------------         ------------------       -----------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:           178,322


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                           FORM 13F INFORMATION TABLE

                                 TITLE                                                                          VOTING AUTHORITY
                                  OF                    VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER     ------------------------
NAME OF ISSUER                   CLASS       CUSIP    (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS      SOLE      SHARED  NONE
--------------                   -----     ---------  --------    --------  ---  ----  -------  --------    --------    ------  ----
AMERICAN CAPITAL STRATEGIES      COM       024937104       538      29,100  SH          SOLE                  29,100
AGRIBRANDS INTL INC              COM       00849R105    42,539     857,200  SH          SOLE                 857,200
ASSISTED LIVING CONCEPTS INC     SB DB CV  04543LAD1     7,769     137,500  SH          SOLE                 137,500
                                 6%02
ASSISTED LIVING CONCEPTS INC     SB DB CV  04543LAG4       545      10,000  SH          SOLE                  10,000
                                 5.625%03
AMERUS LIFE HLDGS INC            COM       030732101     3,659     172,700  SH          SOLE                 172,700
AUSPEX SYS INC                   COM       052116100     7,052     794,600  SH          SOLE                 794,600
BNC MTG INC                      COM       05561Y105     4,574     665,400  SH          SOLE                 665,400
CONSOLIDATED FREIGHTWAYS CORP    COM       209232107    11,105   1,124,600  SH          SOLE               1,124,600
CLARION COML HLDGS INC           CL A      18051W109     1,207     178,900  SH          SOLE                 178,900
DELIA'S INC                      COM       246885107       477      76,200  SH          SOLE                  76,200
EMCOR GROUP INC                  COM       29084Q100     4,021     208,900  SH          SOLE                 208,900
FPIC INS GROUP INC               COM       302563101     1,479      98,200  SH          SOLE                  98,200
FIRST SIERRA FINANCIAL INC       COM       335944104     3,318     310,500  SH          SOLE                 310,500
GETTY RLTY CORP NEW              COM       374297109     8,105     600,400  SH          SOLE                 600,400
IDT CORP                         COM       448947101       892      42,600  SH          SOLE                  42,600
LIFETIME HOAN CORP               COM       531926103       314      43,000  SH          SOLE                  43,000
M D C HLDGS INC                  COM       552676108     3,432     212,000  SH          SOLE                 212,000
MERCER INTL INC                  SH BEN    588056101     5,285   1,421,200  SH          SOLE               1,421,200
                                 INT
MODTECH HLDGS INC                COM       60783C100       358      48,573  SH          SOLE                  48,573
NCRIC GROUP INC                  COM       628866105       150      17,500  SH          SOLE                  17,500
NEOPHARM INC                     COM       640919106       563      38,200  SH          SOLE                  38,200
OPTI INC                         COM       683960108     3,374     477,700  SH          SOLE                 477,700
OMEGA WORLDWIDE INC              COM       68210B108     2,263     552,700  SH          SOLE                 552,700
RECKSON SVC INDS INC             COM       75621J109    14,144     894,500  SH          SOLE                 894,500
STANCORP FINL GROUP INC          COM       852891100     5,605     250,500  SH          SOLE                 250,500
SNYDER COMMUNICATIONS INC        COM       832914105     3,038     200,000  SH          SOLE                 200,000
SPLASH TECHNOLOGY HLDGS INC      COM       848623104     3,037     495,800  SH          SOLE                 495,800
LONE STAR STEAKHOUSE SALOON      COM       542307103     8,399   1,092,600  SH          SOLE               1,092,600
TRIAD HOSPITALS INC              COM       89579K109    27,369   2,703,100  SH          SOLE               2,703,100
UCBH HOLDINGS INC                COM       90262T308     3,711     203,333  SH          SOLE                 203,333
